                                                           FILE NUMBER 028-06458

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

         Report for the Calendar Year or Quarter Ended December 31, 2004

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 11th day of February, 2005.


                                            By: /s/ William M Lane
                                                --------------------------------
                                                William M Lane, Vice President
                                                for The Torray Corporation

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December 31, 2004                              Form 13F - The Torray Corporation

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
    Item 1                 Item 2   Item 3      Item 4      Item 5            Item 6            Item 7            Item 8
                            Title                                             Invest                         Voting Authority
                             of     CUSIP    Fair Market    Total   --------------------------          ---------------------------
Name of Issuer              Class   Number      Value       Shares  (a)Sole (b)Shared (c)Other Managers  (a)Sole  (b)Shared (c)None
--------------             ------ --------- ------------- --------- ------- --------- -------- -------- --------- --------- -------
Abbott
   Laboratories            Common 002824100    75,815,580 1,625,200    X                          All   1,625,200
Agilent Technologies       Common 00846U101    39,283,000 1,630,000    X                          All   1,630,000
Allied Capital Corporation Common 01903Q108    65,703,368 2,542,700    X                          All   2,542,700
AMBAC Financial
   Group, Inc.             Common 023139108   116,435,701 1,417,700    X                          All   1,417,700
American Express Company   Common 025816109    16,713,705   296,500    X                          All     296,500
American International
   Group, Inc.             Common 026874107    52,378,392   797,600    X                          All     797,600
Amgen Inc.                 Common 031162100   164,102,115 2,558,100    X                          All   2,558,100
Anheuser-Busch Co., Inc.   Common 035229103   112,757,571 2,222,700    X                          All   2,222,700
Automatic Data
   Processing, Inc.        Common 053015103   101,069,215 2,278,900    X                          All   2,278,900
Bank of America
   Corporation             Common 060505104    38,945,312   828,800    X                          All     828,800
Cardinal Health Inc.       Common 14149Y108   150,236,340 2,583,600    X                          All   2,583,600
CarrAmerica Realty
   Corporation             Common 144418100    36,514,500 1,106,500    X                          All   1,106,500
Clear Channel
   Communications, Inc.    Common 184502102    44,863,204 1,339,600    X                          All   1,339,600
Danaher Corporation        Common 235851102    42,638,407   742,700    X                          All     742,700
Echostar Corporation       Common 278762109    39,326,244 1,183,100    X                          All   1,183,100
Emerson Electric Company   Common 291011104    66,146,360   943,600    X                          All     943,600
Fairfax Financial Holdings Common 303901102    57,947,150   343,900    X                          All     343,900
First Data Corporation     Common 319963104   121,630,368 2,859,200    X                          All   2,859,200
Franklin Resources Inc.    Common 354613101   148,250,025 2,128,500    X                          All   2,128,500
Gannett Co., Inc.          Common 364730101    22,818,810   279,300    X                          All     279,300
General Dynamics
   Corporation             Common 369550108    68,544,380   655,300    X                          All     655,300
General Electric Company   Common 369604103    74,383,350 2,037,900    X                          All   2,037,900
Hewlett-Packard Company    Common 428236103    18,218,736   868,800    X                          All     868,800
Honeywell
   International Inc.      Common 438516106    64,113,346 1,810,600    X                          All   1,810,600
Illinois Tool Works Inc.   Common 452308109   117,212,396 1,264,700    X                          All   1,264,700
Johnson & Johnson          Common 478160104    42,757,764   674,200    X                          All     674,200
JPMorgan Chase & Co.       Common 46625H100    82,364,700 2,111,374    X                          All   2,111,374
LaBranche & Co. Inc.       Common 505447102    20,392,960 2,276,000    X                          All   2,276,000
Lucent Technologies
   Warrants                Common 549463131        16,203    10,255    X                          All      10,255
Markel Corporation         Common 570535104   103,559,820   284,505    X                          All     284,505
O'Reilly Automotive, Inc.  Common 686091109    61,831,125 1,372,500    X                          All   1,372,500
Pengrowth Energy Trust "A" Common 706902301     3,123,000   150,000    X                          All     150,000
Pfizer Inc.                Common 717081103    33,445,782 1,243,800    X                          All   1,243,800
SBC Communications, Inc.   Common 78387G103    70,535,067 2,737,100    X                          All   2,737,100
Sierra Pacific Resources   Common 826428104    16,768,500 1,597,000    X                          All   1,597,000
The DIRECTV Group, Inc.    Common 25459L106    85,774,153 5,123,904    X                          All   5,123,904
The Walt Disney Company    Common 254687106   106,268,280 3,822,600    X                          All   3,822,600
Tribune Company            Common 896047107    58,486,106 1,387,900    X                          All   1,387,900
United Technologies
   Corporation             Common 913017109    77,874,225   753,500    X                          All     753,500
Univision
   Communications, Inc.    Common 914906102   120,472,393 4,115,900    X                          All   4,115,900

                                            2,739,717,653
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